SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 1,576	$ 1,460
Accumulated depreciation	1,280	1,148
Carrying amount	296	312
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	847	734
Accumulated depreciation	817	751
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	408	408
Accumulated depreciation	321	275
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	171	169
Accumulated depreciation	39	34
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	150	149
Accumulated depreciation	$ 103	$ 88